Related Party Transactions - Nova Park Investment Activity (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments [Roll Forward]
Earnings from equity method investment			$ 151	$ 76	$ (96)	$ (71)
Distribution from NovaPark			0	(36)	(3)	(106)
NovaPark | Equity Method Investee
Equity Method Investments [Roll Forward]
Beginning balance	$ 715	$ 693	573	672	672	849
Earnings from equity method investment	9	31	151	76	(96)	(71)
Distribution from NovaPark	0	(12)	0	(36)	(3)	(106)
Ending balance	$ 724	$ 712	$ 724	$ 712	$ 573	$ 672